Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2019	Dec. 02, 2019	Sep. 30, 2019	Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000152510
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Limited Duration Fund, I Shares
Accumulated Value					$ 25,000					$ 25,337				$ 25,615				$ 25,710				$ 26,933				$ 27,741				$ 27,860		$ 26,484	$ 27,400	$ 29,076	$ 30,582
C000158706
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Limited Duration Fund, Class S Shares
Accumulated Value					10,000					10,124				10,237				10,270				10,748				11,061				11,098		10,539	10,893	11,545	12,119
C000152509
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Core Bond Fund, I Shares
Accumulated Value					25,000					26,147				26,713				26,156				29,210				30,817				31,161		25,963	25,974	28,551	30,341
C000158704
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Core Bond Fund, Class S Shares
Accumulated Value					10,000					10,445				10,683				10,454				11,652				12,281				12,394		10,336	10,318	11,332	12,018
C000214840
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Long/Short Equity Fund, I Shares
Accumulated Value			$ 25,000					$ 21,555					$ 24,183				$ 28,427				$ 28,859				$ 32,819				$ 34,913
C000152512
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Large Cap Value Fund, I Shares
Accumulated Value					25,000					25,778				31,624				32,500				36,239				33,270				48,650		45,376	46,874	62,774	70,309
C000158710
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Large Cap Value Fund, Class S Shares
Accumulated Value					10,000					10,307				12,643				12,976				14,456				13,258				19,368		18,045	18,623	24,916	27,864
C000152511
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Large Cap Growth Fund, I Shares
Accumulated Value					25,000					24,532				31,021				33,505				37,172				46,775				62,727		44,935	52,410	73,497	93,925
C000158708
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Large Cap Growth Fund, Class S Shares
Accumulated Value					10,000					9,809				12,406				13,397				14,846				18,663				24,994		17,898	20,849	29,200	37,277
C000152513
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Small Cap Fund, I Shares
Accumulated Value					25,000					24,329				31,144				30,243				31,578				30,223				46,779		38,081	37,097	49,042	53,280
C000158713
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Small Cap Fund, Class S Shares
Accumulated Value					10,000					9,729				12,441				12,065				12,591				12,038				18,605		15,142	14,735	19,460	21,132
C000214842
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus U.S. All Cap Index Fund, I Shares
Accumulated Value		$ 25,000					$ 25,771					$ 37,783				$ 30,836				$ 33,822				$ 47,328				$ 57,906
C000214836
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus Real Estate Fund, I Shares
Accumulated Value				$ 25,000		$ 25,825					$ 22,793				$ 31,832				$ 26,810				$ 24,423				$ 31,879				$ 30,118
C000152514
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus International Equity Fund, I Shares
Accumulated Value					25,000					26,030				33,370				31,287				33,772				33,839				45,093		33,007	36,800	45,654	55,662
C000158714
Account Value [Line Items]
Line Graph and Table Measure Name									Knights of Columbus International Equity Fund, Class S Shares
Accumulated Value					10,000					10,420				13,357				12,497				13,465				13,465				17,930		13,111	14,594	18,100	22,031
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]								Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					25,000					26,093				26,328				25,787				28,755				30,535				30,389		25,623	25,714	28,426	30,177
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]								Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000					10,437				10,531				10,315				11,502				12,214				12,155		10,249	10,286	11,370	12,071
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]								Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					25,000					26,093				26,328				25,787				28,755				30,535				30,389		25,623	25,714	28,426	30,177
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]								Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value					10,000					10,437				10,531				10,315				11,502				12,214				12,155		10,249	10,286	11,370	12,071
Bloomberg US 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]								Bloomberg US 1000 Index (USD) (TR)
Accumulated Value			25,000					26,983					38,780				32,225				35,267				48,635				59,036
Bloomberg US 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]								Bloomberg US 1000 Index (USD) (TR)
Accumulated Value					25,000					26,085				32,282				34,471				39,420				43,758				62,890		52,260	57,193	78,873	95,739
Bloomberg US 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]								Bloomberg US 1000 Index (USD) (TR)
Accumulated Value					10,000					10,434				12,913				13,788				15,768				17,503				25,156		20,904	22,877	31,549	38,295
Bloomberg US 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]								Bloomberg US 1000 Index (USD) (TR)
Accumulated Value					25,000					26,085				32,282				34,471				39,420				43,758				62,890		52,260	57,193	78,873	95,739
Bloomberg US 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]								Bloomberg US 1000 Index (USD) (TR)
Accumulated Value					10,000					10,434				12,913				13,788				15,768				17,503				25,156		20,904	22,877	31,549	38,295
Bloomberg US 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]								Bloomberg US 3000 Index (USD) (TR)
Accumulated Value					25,000					26,090				32,336				34,427				39,103				43,140				62,311		51,707	56,039	77,197	93,373
Bloomberg US 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]								Bloomberg US 3000 Index (USD) (TR)
Accumulated Value					10,000					10,436				12,934				13,771				15,641				17,256				24,924		20,683	22,416	30,879	37,349
Bloomberg US 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]								Bloomberg US 3000 Index (USD) (TR)
Accumulated Value		25,000					25,837					37,319				30,968				33,562				46,234				55,922
Bloomberg US 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]								Bloomberg US 3000 Index (USD) (TR)
Accumulated Value				25,000		25,530					28,166				40,683				33,759				36,588				50,401				60,963
Bloomberg World ex-US Large-Mid Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]								Bloomberg World ex-US Large-Mid Index (TR) (USD)
Accumulated Value					25,000					25,215				31,292				28,951				32,413				32,205				41,787		31,680	35,406	44,096	55,094
Bloomberg World ex-US Large-Mid Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]								Bloomberg World ex-US Large-Mid Index (TR) (USD)
Accumulated Value					10,000					10,086				12,517				11,580				12,965				12,882				16,715		12,672	14,162	17,639	22,038
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]								Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Accumulated Value					25,000					25,327				25,498				25,584				26,835				27,744				27,730		26,377	27,228	28,929	30,395
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]								Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Accumulated Value					10,000					10,131				10,199				10,234				10,734				11,097				11,092		10,551	10,891	11,572	12,158
HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]								HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)
Accumulated Value			$ 25,000					$ 23,253					$ 23,881				$ 23,883				$ 24,642				$ 26,647				$ 28,278
Bloomberg US 1000 Value Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]								Bloomberg US 1000 Value Index (USD) (TR)
Accumulated Value					25,000					26,552				31,940				32,994				36,409				32,565				48,158		47,647	47,164	61,117	67,225
Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[16]								Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Accumulated Value					25,000					25,000				25,000				25,000				25,000				25,000				25,000		24,109	24,052	31,629	35,200
Bloomberg US 1000 Value Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]								Bloomberg US 1000 Value Index (USD) (TR)
Accumulated Value					10,000					10,621				12,776				13,198				14,564				13,026				19,263		19,059	18,865	24,447	26,890
Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[17]								Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Accumulated Value					10,000					10,000				10,000				10,000				10,000				10,000				10,000		9,643	9,621	12,651	14,080
Bloomberg US 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]								Bloomberg US 1000 Growth Index (USD) (TR)
Accumulated Value					25,000					25,616				32,476				35,577				41,789				52,596				74,919		56,727	65,166	92,405	116,347
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[18]								Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Accumulated Value					25,000					25,000				25,000				25,000				25,000				25,000				25,000		18,570	21,767	31,288	40,109
Bloomberg US 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]								Bloomberg US 1000 Growth Index (USD) (TR)
Accumulated Value					10,000					10,246				12,990				14,231				16,716				21,038				29,968		22,691	26,066	36,962	46,539
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[19]								Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Accumulated Value					10,000					10,000				10,000				10,000				10,000				10,000				10,000		7,428	8,707	12,515	16,044
Bloomberg 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]								Bloomberg 2000 Index (USD) (TR)
Accumulated Value					25,000					26,156				33,051				33,943				35,026				35,309				55,486		45,201	41,426	55,842	62,551
Bloomberg 2000 Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[20]								Bloomberg 2000 Catholic Values Index (TR) (USD)
Accumulated Value					25,000					25,000				25,000				25,000				25,000				25,000				25,000		20,779	19,093	25,731	28,523
Bloomberg 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]								Bloomberg 2000 Index (USD) (TR)
Accumulated Value					10,000					10,463				13,221				13,577				14,010				14,123				22,194		18,080	16,570	22,337	25,021
Bloomberg 2000 Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[21]								Bloomberg 2000 Catholic Values Index (TR) (USD)
Accumulated Value					10,000					10,000				10,000				10,000				10,000				10,000				10,000		8,311	7,637	10,292	11,409
Bloomberg 3000 Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[12],[22],[23]								Bloomberg 3000 Catholic Values Index (TR) (USD)
Accumulated Value		25,000					25,000					26,778				21,747				23,886				33,360				41,039
Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]								Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)
Accumulated Value		$ 25,000					$ 25,905					$ 38,134				$ 31,175				$ 34,207				$ 47,944				$ 59,018
Bloomberg US 3000 REIT Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]								Bloomberg US 3000 REIT Index (TR) (USD)
Accumulated Value				25,000		25,279					21,338				31,115				25,075				23,083				30,959				30,151
Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[24]								Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)
Accumulated Value				$ 25,000		$ 25,000					$ 25,000				$ 26,793				$ 21,658				$ 20,001				$ 26,749				$ 26,169
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[14],[25]								Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Accumulated Value					25,000					25,000				25,000				25,000				25,000				25,000				25,000		18,721	20,946	26,075	32,860
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[26]								Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Accumulated Value					$ 10,000					$ 10,000				$ 10,000				$ 10,000				$ 10,000				$ 10,000				$ 10,000		$ 7,488	$ 8,378	$ 10,430	$ 13,144

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[17]	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[18]	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[19]	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[20]	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[21]	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[22]	On December 31, 2024, the Fund's benchmark changed from the Solactive Knights of Columbus U.S. All Cap Index to Bloomberg 3000 Catholic Values Total Return Index because the Adviser believes that the Bloomberg 3000 Catholic Values Total Return Index better reflects the Fund's investment strategies.
[23]	The inception date of the Bloomberg 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[24]	The inception date of the Bloomberg U.S. REIT 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[25]	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[26]	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.